INCOME TAXES	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
INCOME TAXES
NOTE 15. INCOME TAXES

United States

The Company files income tax returns in the U.S. federal jurisdiction and local jurisdictions. The Company is not currently under examination by the Internal Revenue Service or any state income tax authorities. The 2015 through 2017 tax years remain subject to examination by the Internal Revenue Service. On December 22, 2017, H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company has chosen to provide a full valuation allowance against all available income tax loss carry forwards. The Company has recognized a valuation allowance for the deferred income tax asset, since the Company cannot be assured that it is more likely than not that such benefit will be utilized in future years.

Hong Kong

China VTV was incorporated in Hong Kong and is subject to Hong Kong profits tax at 16.5%. No provision for Hong Kong income or profit tax has been made as the China VTV has no assessable profit for the period from January 9, 2015 (date of inception) to May 31, 2020. China VTV has provided a full valuation allowance on the deferred tax assets for the net operating loss carry-forward because of the uncertainty regarding its realizability.

China

The Company's subsidiary, the WFOE, and the VIE subsidiaries, Butterfly Effect Media, are entities incorporated in the PRC (the "PRC entities") and are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

Provision for income tax expense (benefit) consisted of the following:

For the Three Months Ended
	May 31, 2020	May 31, 2019
Current	$-	$-
Deferred	-	-
Total provision for income tax expense (benefit)	-	-

The following is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Three Months Ended
	May 31, 2020	May 31, 2019
PRC statutory rate	25.0%	-%
Temporary difference between US GAAP and PRC tax accounting	(25.0)%	-%
Effective income tax rate	-%	-%

The significant component of deferred income tax assets as of May 31, 2020 and February 29, 2020 are as follows:

	As of
	May 31, 2020	February 29, 2020
Net operating loss carry-forward	$879,671	$867,187
Other receivable	488,130	482,963
Deferred revenue	11,683	11,559
Valuation allowance	(1,379,483)	(1,361,709)
Net deferred income tax assets	$-	$-

United States

The Company files income tax returns in the U.S. federal jurisdiction and local jurisdictions. The Company is not currently under examination by the Internal Revenue Service or any state income tax authorities. The 2015 through 2017 tax years remain subject to examination by the Internal Revenue Service. On December 22, 2017, H.R. 1, originally known as the Tax Cuts and Jobs Act, (the “Tax Act”) was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate (“Federal Tax Rate”) from 35% to 21% effective January 1, 2018. The Company has chosen to provide a full valuation allowance against all available income tax loss carry forwards. The Company has recognized a valuation allowance for the deferred income tax asset since the Company cannot be assured that it is more likely than not that such benefit will be utilized in future years.

Hong Kong

China VTV was incorporated in Hong Kong and is subject to Hong Kong profits tax at 16.5%. No provision for Hong Kong income or profit tax has been made as the China VTV has no assessable profit for the period from January 9, 2015 (date of inception) to February 29, 2020. China VTV has provided a full valuation allowance on the deferred tax assets for the net operating loss carry-forward because of the uncertainty regarding its realizability.

China

The Company's subsidiary the WFOE and the VIE subsidiaries Butterfly Effect Media were entities incorporated in the PRC (the "PRC entities") are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

Provision for income tax expense (benefit) consists of the following:

For the Years Ended
	February 29, 2020	February 28, 2019
Current
USA	$-	$-
Hong Kong	-	-
China	-	-
Subtotal	-	-

Deferred
USA
Deferred tax assets for NOL carryforwards	389,598	--
Valuation allowance	(389,598)	-
Net changes in deferred income tax expense (benefit)	-	-

Hong Kong
Deferred tax assets for NOL carryforwards	-	-
Valuation allowance	-	-
Net changes in deferred income tax expense (benefit)		-
China
Deferred tax assets for NOL carryforwards	477,589	-
Valuation allowance	(477,589)	-
Net changes in deferred income tax expense (benefit)	-	-
Total provision for income tax expense (benefit)	$-	$-

The following is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended
	February 29, 2020	February 28, 2019
U.S. statutory tax benefit	(21.0)%	-%
Permanent difference	20.0%	-%
Change in deferred tax asset valuation allowance	1.0%	-%
Hong Kong statutory tax benefit	(16.5)%	(16.5)%
Change in deferred tax asset valuation allowance	16.5%	16.5%
China statutory tax benefit	(25.0)%	-%
Permanent difference	-%	-%
Change in deferred tax asset valuation allowance	25.0%	-%
Effective income tax rate	-%	-%

The significant component of deferred income tax assets at February 29, 2020 and February 28, 2019 are as follows:

	For the Years Ended
	February 29, 2020	February 28, 2019
Net operating loss carry-forward	$867,187	$-
Other receivable	482,963	-
Deferred revenue	11559	-
Valuation allowance	(1,361,709)	-
Net deferred income tax assets	$-	$-